Provision for Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry forward	$ 160,432	$ 28,441
Less: valuation allowance	(160,432)	(28,441)
Deferred tax assets, net